Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 7,980			$ 24,447
Commercial paper		27,514			24,140
Other short-term debt		3,531			3,683
Short-term debt	[1]	39,025			52,270
Senior unsecured debt other than TLAC		33,018			33,102
of which: issued by UBS AG with original maturity greater than one year	[2]	32,133			33,090
Senior unsecured debt that contributes to total loss-absorbing capacity		29,988			27,937
Covered bonds		3,947			4,218
Subordinated debt		17,665			16,983
of which: high-trigger loss-absorbing additional tier 1 capital instruments		7,785			5,321
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,369			2,445
of which: low-trigger loss-absorbing tier 2 capital instruments		6,808			8,500
of which: non-Basel III-compliant tier 2 capital instruments		703			718
Debt issued through the Swiss central mortgage institutions		8,569			8,561
Other long-term debt		58			89
of which: issued by UBS AG with original maturity greater than one year	[2]	52			68
Long-term debt	[3]	93,246			90,890
Total debt issued measured at amortized cost		$ 132,271	[4]	$ 143,160	$ 143,160	[4]	$ 101,837
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%			100.00%
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 7,980			$ 24,447
Commercial paper		27,514			24,140
Other short-term debt		3,531			3,683
Short-term debt	[5]	39,025			52,270
Senior unsecured debt other than TLAC		32,135			33,102
of which: issued by UBS AG with original maturity greater than one year	[6]	32,133			33,090
Senior unsecured debt that contributes to total loss-absorbing capacity		29,988			27,937
Covered bonds		3,947			4,218
Subordinated debt		7,511			9,217
of which: high-trigger loss-absorbing additional tier 1 capital instruments		7,805			3,761
of which: low-trigger loss-absorbing additional tier 1 capital instruments		2,378			1,213
of which: low-trigger loss-absorbing tier 2 capital instruments		6,808			8,500
of which: non-Basel III-compliant tier 2 capital instruments		703			718
Debt issued through the Swiss central mortgage institutions		8,569			8,561
Other long-term debt		58			89
of which: issued by UBS AG with original maturity greater than one year	[6]	52			68
Long-term debt	[7]	52,220			55,187
Total debt issued measured at amortized cost		$ 91,245	[4]	$ 107,458	$ 107,458	[4]	$ 77,617
Unsecured portion of senior fixed-rate bonds issued with maturity greater than one year		100.00%			100.00%

[1]	Debt with an original maturity of less than one year
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured).

[3]	Debt with original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[5]	Debt with an original maturity of less than one year
[6]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2018, 100% of the balance was unsecured (31 December 2017: 100% of the balance was unsecured).

[7]	Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.